Share-based Compensation	12 Months Ended
Dec. 31, 2015
Share-based Compensation
Share-based Compensation

15.Share-based Compensation

a)Share Incentive Plan

On May 14, 2007, the Board of Directors of the BVI Company approved the plan, which provides for the issuance of options to purchase up to 2,960,606 ordinary shares, to any qualified persons, as determined by the Board of Directors of the BVI Company. On December 8, 2010, the Board of Directors of the Company passed a resolution to increase the total number of ordinary shares reserved under the Plan to 5,233,920 ordinary shares.

On June 15, 2012, the shareholders passed a resolution to increase the maximum aggregate number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under the Plan by 2,400,000 ordinary shares, from 5,233,920 ordinary shares to 7,633,920 ordinary shares, and amended the Plan to allow the administrator of the Plan to have additional flexibility to modify awards granted under this Plan, including the re-pricing of “underwater” share options, without shareholder approval.

As stipulated in the share option agreements, the awards granted shall vest in accordance with one of the following conditions: (1) over a four-year service period, with 25% of the options to vest on the first anniversary of the date of grant, and the remaining 75% of the options to vest on a pro-rata basis of the calendar quarter-end of each of the 12 quarters after the first anniversary of the date of grant; or (2) over a four-year service period, with 25% of the options to vest on the date of IPO, and the remaining 75% of the options to vest on a pro-rata basis on the calendar quarter-end of each of the 12 quarters following the date of IPO; or (3) 100% upon the date of IPO.

On July 12, 2012, the Board of Directors of the Company approved to amend certain option awards granted by the Company to a director and certain employees of the Company during the period from December 2010 to July 2011. A total of 546,000 share options granted at the original exercise prices of $5.00 to $7.44 per share were cancelled and replaced by a total of 255,453 share options with an exercise price of $3.227 per share, the then fair value of the ordinary share on the modification date.

On June 5, 2013, the Board of Directors of the Company approved to amend 120,850 share options granted by the Company to certain directors, employees of the Company and a non-employee on June 6, 2007 to extend the option life for one year to June 5, 2014.

On October 10, 2014, the Board of Directors of the Company approved to amend all of the share options that have not been exercised. After the modification, the new exercise price was reduced by US$0.67 per ADS compared with original exercise price.

The aforementioned modifications were accounted for pursuant to ASC 718 under US GAAP. The incremental fair value before and after the modification was recognized as follows: (a) for vested options, the incremental share-based compensation expenses are recognized immediately; (b) For non-vested options, the incremental share-based compensation expenses are recognized in the statement of comprehensive income over the remaining vesting period. The incremental fair values were determined to be immaterial.

On July 31, 2015, the board of directors approved that as of the effective time of any transaction resulting in a change in control as defined under the 2007 Share Incentive Plan (1) all outstanding option awards granted prior to April 7, 2015 to certain employees and scheduled to vest in the twenty-four month period following a change in control shall be accelerated and vest as of such time; and (2) all share options and restricted share awards to certain employees shall be accelerated and vest as of such time.The incremental fair values were determined to be immaterial.

The Company’s share option activities for the years ended December 31, 2013, 2014 and 2015 are summarized below:

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2013	4,368,382	2.69	4.34	1.30

Granted	90,000	4.61		1.15
Exercised	(981,992)	1.33		1.32
Forfeited	(291,915)	3.87		1.37
Expired	(50,000)	0.30		0.05

Balances outstanding at December 31, 2013	3,134,475	3.10	3.98	1.31

Granted	457,500	3.71		1.22
Exercised	(642,058)	2.00		1.09
Forfeited	(173,462)	3.41		1.28

Balances outstanding at December 31, 2014	2,776,455	3.02	3.65	1.30

Granted	645,000	3.85		1.28
Exercised	(514,168)	2.63		1.48
Forfeited	(377,679)	3.40		1.21

Balances outstanding at December 31, 2015	2,529,608	3.16	3.22	1.27

Exercisable at December 31, 2013	1,357,529	2.75	3.40	1.31
Exercisable at December 31, 2014	1,373,002	2.82	3.15	1.36
Exercisable at December 31, 2015	1,478,203	2.94	2.34	1.27

As of December 31, 2015, the intrinsic value of outstanding and exercisable share options was US$4,561 and US$2,989, respectively, which is calculated as the difference between the Company’s closing stock price as of December 31, 2015 and the exercise price of the share options. For the year ended December 31, 2015, 643,880 shares of options were vested.

For the year ended December 31, 2013, 2014 and 2015, the total intrinsic value of options exercised was US$2,665, US$1,709 and US$984, respectively.

The fair value of each option at the grant date and modification date were estimated using the Binominal Option Pricing Model by the Company with assistance from independent valuation specialists.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2013	2014	2015

Risk-free interest rate	2.05%	2.70%	2.39%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	39.00%	45.00%	46.00%
Dividend yield	5%	4%	4%

The risk-free interest rate was based on the market yield of US$ denominated China International Government Bonds with maturity terms equal to the contractual life of option. The exercise multiple is calculated as the ratio of fair value of stock over the exercise price as at the time the share option is exercised and estimated based on an empirical research study regarding the early exercise behavior of employees with share options. Expected forfeiture rate was estimated based on annual staff turnover for periods after June 2007. Pursuant to the Plan, the contractual life of the share options is 6 years. The expected volatility was estimated based on both historical volatility of comparable companies and historical volatility of the Company since January 1, 2012. For the options granted before 2013, no dividends were assumed in the estimation considering the Company has no history or expectation of paying dividends on its ordinary shares. For the options granted in 2013, 2014 and 2015,  5%, 4% and 4% dividends were assumed in the estimation respectively considering the Company’s plan to distribute annual dividends in 2013 and thereafter.

The total fair value of equity awards vested during the year ended December 31, 2013, 2014 and 2015 were RMB9,275, RMB5,912 and RMB4,956, respectively.

For the years ended December 31, 2013, 2014 and 2015, the Group recorded share-based compensation of RMB8,276, RMB5,522 and RMB1,483, respectively, using graded-vesting method, for the options granted with service conditions.

As of December 31, 2015, total amount of unrecognized compensation costs relating to non-vested share options granted by the Company amounted to RMB3,322. These unrecognized compensation costs are expected to be recognized over a weighted average period of 0.95 years.

b)Restricted Shares

For the years ended December 31, 2013, 2014 and 2015, the Company granted 34,286, 486,000 and 835,500 restricted shares (the “Restricted Shares”), respectively, to certain key employees of the Company. These Restricted Shares shall vest over a four-year service period, with 25% of the Restricted Shares subject to vest on the first anniversary of the date of grant and the remaining 75% subject to vest in twelve quarterly installments. The fair value of each restricted share at the grant date was based on the closing trading price of the Company’s ADSs as of the option grant date.

The Company’s Restricted Shares’ activities for the year ended December 31, 2014 and 2015 are summarized below:

	Restricted Shares outstanding
	Restricted Shares	Weighted average remaining contractual life (in years)
Balances outstanding at January 1, 2014	312,941	4.49

Granted	486,000
Exercised	(5,211)
Forfeited	(13,623)

Balances outstanding at December 31, 2014	780,107	4.73

Granted	835,500
Exercised	(229,272)
Forfeited	(45,350)

Balances outstanding at December 31, 2015	1,340,985	4.93

The total fair value of Restricted Shares vested during the year ended December 31, 2013, 2014 and 2015 were RMB2,580, RMB1,850 and RMB4,946, respectively.

For the year ended December 31, 2013, 2014 and 2015, the Group recorded share-based compensation of RMB2,152, RMB4,040 and RMB11,247, respectively, related to the Restricted Shares using the graded-vesting method.

As of December 31, 2015, unrecognized compensation expenses relating to the non-vested Restricted Shares amounted to RMB12,684. These expenses are expected to be recognized over a weighted average period of 0.99 years. For the year ended December 31, 2015, 215,076 restricted shares were vested.